Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 10,853,889	$ 10,283,475
Benefits payable to participants at year-end	1,031	2,133
Net assets available for benefits per the Form 5500	$ 10,852,858	$ 10,281,342